Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Component of Income Tax Expenses

The following table sets forth the component of income tax expenses of the Company for the years ended December 31, 2014, 2015 and 2016:

	For the Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current tax expenses	476	4,693	28,387
Deferred tax expenses	—	—	—

Income tax expenses	476	4,693	28,387

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2014, 2015 and 2016 is as follows:

	For the year ended December 31,
	2014	2015	2016
	%	%	%
PRC statutory tax rate	25.0	25.0	25.0
Effect of overseas tax-exempt entities	(4.5)	(14.4)	(111.8)
Effect of lower tax rate entities	(1.2)	3.7	42.3
Permanent book-tax differences	(5.8)	(9.0)	(17.4)
Changes in valuation allowance	(14.8)	(15.7)	(8.4)
Change of tax rate	—	—	(1.8)

Effective tax rate	(1.3)	(10.4)	(72.1)

Schedule Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets—current
Education expense	349	118
Accrued expenses and others	546	1,328

Total current deferred tax assets	895	1,446
Less: Valuation allowance	(895)	(1,446)

Total current deferred tax assets, net	—	—

Deferred tax assets—non-current
Loss carry-forward	14,168	16,920

Total non-current deferred tax assets	14,168	16,920
Less: Valuation allowance	(14,168)	(16,920)

Total non-current deferred tax assets, net	—	—

Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	13,571	19,377	15,063
Provision	5,806	(4,314)	3,303

Balance at end of the year	19,377	15,063	18,366